Label	Element	Value
MassMutual Premier Diversified Bond Fund
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MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Inflation-Protected and Income Fund
MassMutual Premier Core Bond Fund
MassMutual Premier Diversified Bond Fund
MassMutual Premier High Yield Fund
MassMutual Premier Balanced Fund
MassMutual Premier Disciplined Value Fund
MassMutual Premier Main Street Fund
MassMutual Premier Disciplined Growth Fund
MassMutual Premier Small Cap Opportunities Fund
MassMutual Premier Global Fund
MassMutual Premier International Equity Fund
MassMutual Premier Strategic Emerging Markets Fund
Supplement dated May 3, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements.It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective May 1, 2021, Baring International Investment Limited will be added as sub-subadviser to the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, and MassMutual Premier Diversified Bond Fund (the “Funds”).

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Diversified Bond Fund
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Effective May 1, 2021, the following information replaces the information for the MassMutual Premier Diversified Bond Fund found in the eighth paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on page 28:
The dollar-weighted average credit quality of the Fund is generally not expected to be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default, and including bank loans, or their unrated equivalent, as determined by the subadviser. Investments in such securities will vary based upon the subadviser’s assessment of market conditions and the amount of additional yield offered in relation to the risk of the instruments. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Barings LLC, or sub-subadviser, Baring International Investment Limited (together with Barings, LLC, “Barings”), considers that doing so would be consistent with the Fund’s investment objective. Barings expects for the Fund’s portfolio dollar-weighted average duration generally to match (plus or minus 2.5 years) the average duration of the Bloomberg Barclays U.S. Aggregate Bond Index (as of December 31, 2020, the average duration of the Index was 6.23 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.

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Effective May 1, 2021, the following information replaces the information for the MassMutual Premier Diversified Bond Fund found under the first paragraph under the heading Principal Risks in the section titled Investments, Risks, and Performance on page 29:
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.